Accounts Receivable-Third Parties - Movements on the allowance for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for Doubtful Accounts Receivable
As at January 1	$ 16	$ 41	$ 258
Increase in allowance for credit losses	95	16	21
Decrease in allowance due to subsequent collection	(18)	(41)	(223)
Write-off			(1)
Exchange difference	2		(14)
As at December 31	$ 95	$ 16	$ 41